Guarantor and Non-Guarantor Narrative Disclosure (Details)	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Subsidiary guarantee, ownership percentage by parent	100.00%	100.00%